Other assets	12 Months Ended
Mar. 31, 2023
Assets [Abstract]
Other assets
11.

Other asset
s
	As of March 31,
	2023		2022
Current
Balances and receivables from statutory authorities (1)	Rs.	10,120	Rs.	8,455
Export benefits receivable (2)		598		1,016
Prepaid expenses		1,452		1,138
Others (3)		7,899		3,293
	Rs.	20,069	Rs.	13,902
Non-current
Security deposits	Rs.	668	Rs.	670
Others		132		224
	Rs.	800	Rs.	894

(1)
Balances and receivables from statutory authorities primarily consist of amounts recoverable towards the goods and service tax (“GST”), excise duty and value added tax, and from customs authorities of India.

(2)	Export benefits receivables primarily consist of amounts receivable from various government authorities of India towards incentives on export sales made by the Company.

(3)	Others primarily includes advances given to vendors and employees, security deposits, interest accrued but not due on investments, and claims receivable.